OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
10.	OTHER CURRENT LIABILITIES
All figures in USD ‘000	2021	2020
Accrued Expenses	4,000	5,689
Other Liabilities	1,804	2,403
Deferred Revenues	2,757	140
Total as of December 31,	8,561	8,232